File No. 333-129005
                                             Filed Pursuant to Rule 497(e) under
                                                      the Securities Act of 1933

                                                                November 3, 2009

                       Supplement to the December 31, 2008
                     Statement of Additional Information for
                           Pioneer Global Equity Fund
                  (formerly, Pioneer Global Select Equity Fund)


The following supplements the information presented in the statement of additional information for Pioneer Global Equity Fund. Please refer to the statement of additional information for the full text of the supplemented sections.

The following replaces the corresponding paragraph and table in the section entitled "PORTFOLIO MANAGEMENT - Additional Information About the Portfolio Manager":

Other Accounts Managed by the Portfolio Manager. The table below indicates, for the portfolio manager of the fund, information about the accounts other than the fund over which the portfolio manager has day-to-day investment responsibility. All information on the number of accounts and total assets in the table is as of August 31, 2008. For purposes of the table, "Other Pooled Investment Vehicles" may include investment partnerships, undertakings for collective investments in transferable securities ("UCITS") and other non-U.S. investment funds and group trusts, and "Other Accounts" may include separate accounts for institutions or individuals, insurance company general or separate accounts, pension funds and other similar institutional accounts but generally do not include the portfolio manager's personal investment accounts or those which the manager may be deemed to own beneficially under the code of ethics. Certain funds and other accounts managed by the portfolio manager may have substantially similar investment strategies.

--------------------- -------------------- ----------------- ------------------- ------------------ -------------------
Name of Portfolio     Type of Account      Number of         Total Assets        Number of          Assets Managed
Manager                                    Accounts Managed  Managed             Accounts Managed   for which
                                                                                 for which          Advisory Fee is
                                                                                 Advisory Fee is    Performance-Based
                                                                                 Performance-Based
--------------------- -------------------- ----------------- ------------------- ------------------ -------------------
--------------------- -------------------- ----------------- ------------------- ------------------ -------------------
Piergaetano           Other Registered     0                 $0                  N/A                N/A
Iaccarino             Investment
                      Companies
                      -------------------- ----------------- ------------------- ------------------ -------------------
                      -------------------- ----------------- ------------------- ------------------ -------------------
                      Other Pooled         3                 $2,428,942,000      N/A                N/A
                      Investment Vehicles
                      -------------------- ----------------- ------------------- ------------------ -------------------
                      -------------------- ----------------- ------------------- ------------------ -------------------
                      Other Accounts       0                 $0                  N/A                N/A
--------------------- -------------------- ----------------- ------------------- ------------------ -------------------


The following replaces the corresponding paragraph and table in the section entitled "PORTFOLIO MANAGEMENT - Additional Information About the Portfolio Manager":

Share Ownership by Portfolio Manager. The following table indicates as of August 31, 2008 the value, within the indicated range, of shares beneficially owned by the portfolio manager of the fund.

---------------------------------------- -------------------------------------------------------------------
Name of Portfolio Manager                Beneficial Ownership of the Fund*
---------------------------------------- -------------------------------------------------------------------
---------------------------------------- -------------------------------------------------------------------
Piergaetano Iaccarino                    A
---------------------------------------- -------------------------------------------------------------------

*Key to Dollar Ranges
A. None
B. $1 - $10,000
C. $10,001 - $50,000
D. $50,001 - $100,000
E. $100,001 - $500,000
F. $500,001 - $1,000,000
G. Over $1,000,000